united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

Annual Report
September 30, 2021

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

1-877-594-1249
www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholder,

We are pleased to present the Annual Shareholder Report for the Absolute Capital Asset Allocator Fund and the Absolute Capital Defender Fund for the fiscal year ended September 30, 2021.

Over the one-year period ended September 30, 2021, the market has proven to be resilient in the face of several uncertainties. As of this writing, the market is currently grappling with many potential headwinds including the Fed reducing liquidity, a small uptick in unemployment, a reduction in available workers who want to work, supply chain interruptions, inflationary pressures, slowing growth and political wrangling on the budget and looming debt ceiling. We will continue to monitor the market’s reaction to these factors.

Absolute Capital Asset Allocator Fund

For the rolling one-year period and five-year annualized period ended September 30, 2021, the Fund’s Load Waived Class A Share returned 15.94% and 6.35% annualized, respectively.

Absolute Capital Defender Fund

For the rolling one-year period and five-year annualized period ended September 30, 2021, the Fund’s Load Waived Class A Share returned 13.78% and 5.26% annualized, respectively.

Thank you for investing with Absolute Capital Management. We look forward to continuing to navigate your investments through changing market conditions.

Prospectus Offer

Investors should carefully consider the investment objectives, risks, charges and expenses of the Absolute Capital Asset Allocator and Absolute Capital Defender funds. This and other important information about the Funds are contained in the prospectus, which can be obtained at www.abscapfunds.com or by calling 888-388-8303. The prospectus should be read carefully before investing. The Funds are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Absolute Capital & Northern Lights LLC Member FINRA/SIPC are non affiliated entities.

Important Risk Information

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The maximum sales load for class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 877-594-1249.

Views expressed in this letter are subject to change at any time based upon market or other conditions. These views may not be relied upon as investment advice.

(5650-NLD-10202021)

Absolute Capital Asset Allocator Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmark:

		Annualized
				Since Inception
	One Year	Three Year	Five Year	December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	15.94%	4.57%	6.35%	5.75%
Absolute Capital Asset Allocator Fund - Class A with load **	9.24%	2.52%	5.10%	4.67%
Absolute Capital Asset Allocator Fund - Institutional Class	15.94%	4.61%	6.38%	5.78%
Absolute Capital Asset Allocator Fund - Investor Class	14.98%	3.80%	5.57%	4.99%
Morningstar Moderate Target Risk TR Index #	17.44%	10.06%	9.42%	9.76%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratios, gross of fee waivers or expense reimbursements are 2.39%, 2.14%, and 3.14% for Class A, Institutional Class, and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2021. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

#	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of Change in Value of a $10,000 Investment
Since Inception December 18, 2015 through September 30, 2021

***	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment as of September 30, 2021	% of Net Assets
Exchange Traded Funds:
Equity Funds	64.2%
Fixed Income Funds	12.3%
Common Stocks	9.1%
Short-Term Investment	14.9%
Other Assets Less Liabilities	(0.5)%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Defender Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures* for the periods ended September 30, 2021, compared to its benchmark:

		Annualized
				Since Inception
	One Year	Three Year	Five Year	December 18, 2015
Absolute Capital Defender Fund - Class A	13.78%	3.87%	5.26%	4.28%
Absolute Capital Defender Fund - Class A with load **	7.19%	1.84%	4.03%	3.22%
Absolute Capital Defender Fund - Institutional Class	13.78%	3.94%	5.30%	4.31%
Absolute Capital Defender Fund - Investor Class	12.97%	3.09%	4.49%	3.52%
Morningstar Moderate Target Risk TR Index #	17.44%	10.06%	9.42%	9.76%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratios, gross of fee waivers or expense reimbursements are 2.41%, 2.16%, and 3.17% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2021. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

#	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of Change in Value of a $10,000 Investment
Since Inception December 18, 2015 through September 30, 2021

***	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment as of September 30, 2021	% of Net Assets
Exchange Traded Funds:
Equity Funds	53.5%
Fixed Income Funds	20.3%
Common Stocks	8.9%
Short-Term Investment	17.6%
Other Assets Less Liabilities	(0.3)%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detailed listing of the Fund’s holdings.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 9.1%
	BEVERAGES - 0.5%
800	Diageo PLC - ADR	$154,400

	ELECTRICAL EQUIPMENT - 0.7%
6,500	ABB Ltd. - ADR	216,840

	HEALTH CARE FACILITIES & SERVICES - 1.0%
800	UnitedHealth Group, Inc.	312,592

	INTERNET MEDIA & SERVICES - 2.6%
300	Alphabet, Inc., Class C(a)	799,593

	RETAIL - CONSUMER STAPLES - 2.2%
5,000	Walmart, Inc.	696,900

	SEMICONDUCTORS - 1.0%
1,500	NVIDIA Corporation	310,740

	SOFTWARE - 1.1%
1,300	salesforce.com, Inc.(a)	352,586

	TOTAL COMMON STOCKS (Cost $2,716,703)	2,843,651

	EXCHANGE-TRADED FUNDS — 76.5%
	EQUITY - 64.2%
4,200	Consumer Discretionary Select Sector SPDR Fund	753,690
16,900	Fidelity MSCI Communication Services Index ETF	902,629
7,300	Fidelity MSCI Financials Index ETF	391,937
11,200	Health Care Select Sector SPDR Fund	1,425,760
7,000	Industrial Select Sector SPDR Fund	684,880
800	Invesco QQQ Trust Series 1	286,368
2,100	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	302,820
17,300	Invesco S&P Global Water Index ETF	966,032

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.5% (Continued)
	EQUITY - 64.2% (Continued)
5,000	iShares Core MSCI EAFE ETF	$371,250
12,900	iShares MSCI Eurozone ETF	620,748
19,200	iShares MSCI USA Min Vol Factor ETF	1,411,200
1,100	iShares Semiconductor ETF	490,457
6,100	iShares US Technology ETF	617,686
4,000	Materials Select Sector SPDR Fund	316,440
7,500	Real Estate Select Sector SPDR Fund	333,375
4,100	Schwab US Dividend Equity ETF	304,384
8,400	SPDR S&P Regional Banking ETF	569,100
3,900	Technology Select Sector SPDR Fund	582,348
1,200	VanEck Semiconductor ETF	307,524
2,900	Vanguard Communication Services ETF	408,233
3,700	Vanguard Consumer Discretionary ETF	1,146,889
7,400	Vanguard Energy ETF	546,860
4,300	Vanguard Financials ETF	398,395
2,400	Vanguard Health Care ETF	593,184
2,400	Vanguard Information Technology ETF	963,096
15,100	Vanguard International Dividend Appreciation ETF	1,316,116
2,000	Vanguard Mega Cap Growth ETF	469,600
3,300	Vanguard Mid-Cap ETF	781,308
2,800	Vanguard S&P 500 ETF	1,104,320
4,600	Vanguard Utilities ETF	640,044
		20,006,673
	FIXED INCOME - 12.3%
4,000	iShares 0-5 Year TIPS Bond ETF	422,520
38,100	iShares Fallen Angels USD Bond ETF	1,147,191
7,000	iShares Treasury Floating Rate Bond ETF	351,890
13,800	Janus Henderson Short Duration Income ETF	692,484
26,800	VanEck Fallen Angel High Yield Bond ETF	885,740
6,000	Vanguard Short-Term Inflation-Protected Securities ETF	315,480
		3,815,305

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,833,661)	23,821,978

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT — 14.9%
	MONEY MARKET FUND - 14.9%
4,635,717	First American Government Obligations Fund, Class X, 0.03% (Cost $4,635,717)(b)	$4,635,717

	TOTAL INVESTMENTS - 100.5% (Cost $30,186,081)	$31,301,346
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(144,542)
	NET ASSETS - 100.0%	$31,156,804

ADR	- American Depositary Receipt

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
PORTFOLIO OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 8.9%
	BEVERAGES - 0.6%
700	Diageo PLC - ADR	$135,100

	ELECTRICAL EQUIPMENT - 0.5%
3,500	ABB Ltd. - ADR	116,760

	HEALTH CARE FACILITIES & SERVICES - 0.9%
500	UnitedHealth Group, Inc.	195,370

	INTERNET MEDIA & SERVICES - 2.5%
200	Alphabet, Inc., Class C(a)	533,062

	RETAIL - CONSUMER STAPLES - 2.3%
3,500	Walmart, Inc.	487,830

	SEMICONDUCTORS - 1.0%
1,000	NVIDIA Corporation	207,160

	SOFTWARE - 1.1%
900	salesforce.com, Inc.(a)	244,098

	TOTAL COMMON STOCKS (Cost $1,933,304)	1,919,380

	EXCHANGE-TRADED FUNDS — 73.8%
	EQUITY - 53.5%
17,200	Fidelity MSCI Communication Services Index ETF	918,652
2,200	Fidelity MSCI Financials Index ETF	118,118
5,500	Health Care Select Sector SPDR Fund	700,150
2,100	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	302,820
15,100	Invesco S&P Global Water Index ETF	843,184
2,600	iShares Core MSCI EAFE ETF	193,050
10,400	iShares MSCI Eurozone ETF	500,448
8,200	iShares MSCI USA Min Vol Factor ETF	602,700

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.8% (Continued)
	EQUITY - 53.5% (Continued)
1,100	iShares Semiconductor ETF	$490,457
3,000	Materials Select Sector SPDR Fund	237,330
19,700	Real Estate Select Sector SPDR Fund	875,665
1,600	Schwab US Dividend Equity ETF	118,784
3,500	SPDR S&P Regional Banking ETF	237,125
1,800	VanEck Semiconductor ETF	461,286
1,000	Vanguard Consumer Discretionary ETF	309,970
3,100	Vanguard Energy ETF	229,090
3,000	Vanguard Industrials ETF	563,670
800	Vanguard Information Technology ETF	321,032
8,800	Vanguard International Dividend Appreciation ETF	767,008
1,800	Vanguard Mid-Cap ETF	426,168
2,200	Vanguard S&P 500 ETF	867,680
4,600	Vanguard Total Stock Market ETF	1,021,476
3,500	Vanguard Utilities ETF	486,990
		11,592,853
	FIXED INCOME - 20.3%
4,600	iShares 0-5 Year TIPS Bond ETF	485,898
31,200	iShares Fallen Angels USD Bond ETF	939,432
4,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	532,120
5,000	iShares Treasury Floating Rate Bond ETF	251,350
17,500	Janus Henderson Short Duration Income ETF	878,150
28,700	VanEck Fallen Angel High Yield Bond ETF	948,535
7,100	Vanguard Short-Term Inflation-Protected Securities ETF	373,318
		4,408,803

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,224,120)	16,001,656

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT — 17.6%
	MONEY MARKET FUND - 17.6%
3,816,696	First American Government Obligations Fund, Class X, 0.03% (Cost $3,816,696)(b)	$3,816,696

	TOTAL INVESTMENTS - 100.3% (Cost $20,974,120)	$21,737,732
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(69,439)
	NET ASSETS - 100.0%	$21,668,293

ADR	- American Depositary Receipt

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes to financial statements.

Absolute Funds
Statements of Assets and Liabilities
September 30, 2021

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$30,186,081	$20,974,120
Investment securities, at value	$31,301,346	$21,737,732
Receivable for Fund shares sold	84	24
Dividends and interest receivable	36,281	18,792
Prepaid expenses and other assets	16,509	17,119
TOTAL ASSETS	31,354,220	21,773,667

LIABILITIES
Fund shares redeemed	119,292	50,568
Payable to Advisor	23,687	8,189
Distribution fees (12b-1) payable	20,136	10,799
Audit fee payable	16,492	16,492
Payable to Related Parties	15,835	17,066
Accrued expenses and other liabilities	1,974	2,260
TOTAL LIABILITIES	197,416	105,374
NET ASSETS	$31,156,804	$21,668,293

Net Assets Consist Of:
Paid in capital	$27,322,858	$18,929,148
Accumulated earnings	3,833,946	2,739,145
NET ASSETS	$31,156,804	$21,668,293

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$10,225,711	$11,917,231
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	873,360	1,037,833
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.71	$11.48
Maximum offering price per share (maximum sales charge of 5.75%)	$12.42	$12.18
Institutional Class Shares:
Net Assets	$13.85	$12.78
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.18	1.11
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.71	$11.48
Investor Class Shares:
Net Assets	$20,931,079	$9,751,049
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,855,834	881,925
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.28	$11.06

(a)	NAV may not recalculate due to rounding of shares

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations
For the Year Ended September 30, 2021

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund

INVESTMENT INCOME
Dividends*	$467,774	$393,507
Interest	820	736
TOTAL INVESTMENT INCOME	468,594	394,243

EXPENSES
Investment advisory fees	270,580	212,877
Distribution (12b-1) fees:
Class A	24,605	30,135
Investor Class	172,161	92,338
Administrative services fees	44,104	43,230
Transfer agent fees	34,572	34,143
Registration fees	26,599	23,200
Accounting services fees	25,337	25,161
Audit fees	16,227	16,227
Trustees fees and expenses	13,127	13,454
Compliance officer fees	14,247	13,603
Legal fees	14,358	14,760
Printing and postage expenses	6,268	5,732
Custodian fees	4,731	5,033
Third party administrative servicing fees	4,862	2,688
Insurance expense	810	689
Other expenses	5,485	4,749
TOTAL EXPENSES	678,073	538,019

Less: Fees waived by the Advisor	(20,566)	(53,476)
NET EXPENSES	657,507	484,543

NET INVESTMENT LOSS	(188,913)	(90,300)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain from investments	4,235,620	3,347,861
Distributions received from underlying investment companies	1,339	2,619
Net change in unrealized depreciation of investments	(606,044)	(668,437)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,630,915	2,682,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,442,002	$2,591,743

*	Includes withholding tax of $4,613 and $3,076, respectively.

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
FROM OPERATIONS
Net investment loss	$(188,913)	$(89,232)	$(90,300)	$(78,640)
Distributions received from underlying investment companies	1,339	7,708	2,619	6,738
Net realized gain/(loss) from investments	4,235,620	(634,256)	3,347,861	(322,922)
Net change in unrealized appreciation/(depreciation) on investments	(606,044)	977,194	(668,437)	734,688
Net increase in net assets resulting from operations	3,442,002	261,414	2,591,743	339,864

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(7,852)	—	(23,542)
Institutional Class	—	— (a)	—	— (a)
From return of capital	—	(24,072)	—	(12,810)
Net decrease in net assets from distributions to shareholders	—	(31,924)	—	(36,352)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	2,656,477	4,528,589	2,390,356	3,444,154
Investor Class	9,572,804	2,464,661	2,111,328	2,824,914
Net asset value of shares issued in reinvestment of distributions:
Class A	—	30,995	—	35,693
Institutional Class	—	— (a)	—	— (a)
Payments for shares redeemed
Class A	(3,458,919)	(3,178,426)	(3,077,276)	(3,642,522)
Investor Class	(2,090,620)	(2,842,970)	(1,834,896)	(2,011,829)
Net increase/(decrease) in net assets from capital share transactions	6,679,742	1,002,849	(410,488)	650,410

TOTAL INCREASE IN NET ASSETS	10,121,744	1,232,339	2,181,255	953,922

NET ASSETS
Beginning of Year	21,035,060	19,802,721	19,487,038	18,533,116
End of Year	$31,156,804	$21,035,060	$21,668,293	$19,487,038

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	233,540	468,904	220,458	354,758
Shares Reinvested	—	3,009	—	3,499
Shares Redeemed	(315,739)	(330,969)	(280,058)	(371,505)
Net increase/(decrease) in shares outstanding	(82,199)	140,944	(59,600)	(13,248)

Institutional Class
Shares Reinvested	—	— (b)	—	— (b)
Net increase in shares outstanding	—	—	—	—

Investor Class
Shares Sold	884,797	259,815	196,919	299,962
Shares Redeemed	(189,241)	(297,536)	(174,693)	(212,334)
Net increase/(decrease) in shares outstanding	695,556	(37,721)	22,226	87,628

(a)	Distributions/Reinvestment were less than $1.

(b)	Distributions/Reinvestment were less than 1 share.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Class A

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017

Net Asset Value, Beginning of Year	$10.10	$9.99	$11.47	$11.10		$10.16
Activity from investment operations:
Net investment income/(loss) (1)	(0.02)	0.00 (6)	0.06	(0.00	) (6)	0.06
Net realized and unrealized gain/(loss) on investments	1.63	0.15	(0.45)	0.78		1.03
Total from investment operations	1.61	0.15	(0.39)	0.78		1.09
Less distributions from:
Net investment income	—	(0.01)	—	—		(0.04)
Net realized gains	—	—	(1.09)	(0.41)		(0.11)
Return of capital	—	(0.03)	—	—		—
Total distributions	—	(0.04)	(1.09)	(0.41)		(0.15)
Net Asset Value, End of Year	$11.71	$10.10	$9.99	$11.47		$11.10
Total Return (2)	15.94%	1.47%	(2.73)%	7.19%		10.89%
Net Assets, At End of Year (000s)	$10,226	$9,656	$8,140	$2,033		$3,031
Ratio of gross expenses to average net assets (3,4)	2.02%	2.27%	2.43%	2.43%		2.43%
Ratio of net expenses to average net assets (4)	1.95%	1.95%	1.95%	1.95%		1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	(0.21)%	(0.03)%	0.49%	(0.04)%		0.57%
Portfolio Turnover Rate	219%	149%	179%	217%		144%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Institutional Class

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2021	September 30, 2020		September 30, 2019	September 30, 2018	September 30, 2017

Net Asset Value, Beginning of Year	$10.10	$9.99		$11.48	$11.10	$10.16
Activity from investment operations:
Net investment income (1)	0.15	0.18		0.23	0.20	0.07
Net realized and unrealized gain/(loss) on investments	1.46	(0.02	) (7)	(0.63)	0.59	1.02
Total from investment operations	1.61	0.16		(0.40)	0.79	1.09
Less distributions from:
Net investment income	—	(0.02)		—	—	(0.04)
Net realized gains	—	—		(1.09)	(0.41)	(0.11)
Return of capital	—	(0.03)		—	—	—
Total distributions	—	(0.05)		(1.09)	(0.41)	(0.15)
Net Asset Value, End of Year	$11.71	$10.10		$9.99	$11.48	$11.10
Total Return (2)	15.94%	1.60%		(2.81)%	7.29%	10.89%
Net Assets, At End of Year (3)	$13.85	$11.95		$11.76	$12.09	$11.27
Ratio of gross expenses to average net assets (4,5)	1.77%	2.02%		2.18%	2.19%	1.70%
Ratio of net expenses to average net assets (5)	1.70%	1.70%		1.70%	1.70%	1.70%
Ratio of net investment income to average net assets (5,6)	0.04%	0.22%		0.74%	0.21%	0.65%
Portfolio Turnover Rate	219%	149%		179%	217%	144%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017

Net Asset Value, Beginning of Year	$9.81	$9.74	$11.29	$11.00	$10.11
Activity from investment operations:
Net investment loss (1)	(0.11)	(0.08)	(0.03)	(0.09)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.58	0.15	(0.43)	0.79	1.03
Total from investment operations	1.47	0.07	(0.46)	0.70	1.01
Less distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gains	—	—	(1.09)	(0.41)	(0.11)
Total distributions	—	—	(1.09)	(0.41)	(0.12)
Net Asset Value, End of Year	$11.28	$9.81	$9.74	$11.29	$11.00
Total Return (2)	14.98%	0.72%	(3.44)%	6.51%	10.09%
Net Assets, At End of Year (000s)	$20,931	$11,379	$11,663	$14,047	$14,186
Ratio of gross expenses to average net assets (3,4)	2.78%	3.02%	3.18%	3.19%	3.15%
Ratio of net expenses to average net assets (4)	2.70%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment loss to average net assets (4,5)	(0.96)%	(0.78)%	(0.26)%	(0.79)%	(0.16)%
Portfolio Turnover Rate	219%	149%	179%	217%	144%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017

Net Asset Value, Beginning of Year	$10.09	$9.95	$10.97	$10.70	$9.86
Activity from investment operations:
Net investment income/(loss) (1)	(0.01)	(0.01)	0.03	(0.01)	0.05
Net realized and unrealized gain/(loss) on investments	1.40	0.18	(0.41)	0.56	0.89
Total from investment operations	1.39	0.17	(0.38)	0.55	0.94
Less distributions from:
Net investment income	—	(0.02)	—	—	(0.05)
Net realized gains	—	—	(0.64)	(0.28)	(0.05)
Return of capital	—	(0.01)	—	—	—
Total distributions	—	(0.03)	(0.64)	(0.28)	(0.10)
Net Asset Value, End of Year	$11.48	$10.09	$9.95	$10.97	$10.70
Total Return (2)	13.78%	1.72%	(3.18)%	5.23%	9.59%
Net Assets, At End of Year (000s)	$11,917	$11,072	$11,050	$7,533	$6,473
Ratio of gross expenses to average net assets (3,4)	2.20%	2.29%	2.42%	2.53%	2.98%
Ratio of net expenses to average net assets (4)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	(0.09)%	(0.09)%	0.34%	(0.07)%	0.52%
Portfolio Turnover Rate	183%	180%	179%	249%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Institutional Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017

Net Asset Value, Beginning of Year	$10.09	$9.95	$10.97	$10.70	$9.86
Activity from investment operations:
Net investment income (1)	0.15	0.16	0.21	0.19	0.05
Net realized and unrealized gain/(loss) on investments	1.24	0.03 (7)	(0.59)	0.36	0.89
Total from investment operations	1.39	0.19	(0.38)	0.55	0.94
Less distributions from:
Net investment income	—	(0.04)	—	—	(0.05)
Net realized gains	—	—	(0.64)	(0.28)	(0.05)
Return of capital	—	(0.01)	—	—	—
Total distributions	—	(0.05)	(0.64)	(0.28)	(0.10)
Net Asset Value, End of Year	$11.48	$10.09	$9.95	$10.97	$10.70
Total Return (2)	13.78%	1.92%	(3.18)%	5.23%	9.59%
Net Assets, At End of Year (3)	$12.78	$11.23	$11.01	$11.38	$10.81
Ratio of gross expenses to average net assets (4,5)	1.95%	2.04%	2.17%	2.28%	1.70%
Ratio of net expenses to average net assets (5)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets (5,6)	0.16%	0.16%	0.59%	0.17%	0.47%
Portfolio Turnover Rate	183%	180%	179%	249%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017

Net Asset Value, Beginning of Year	$9.79	$9.69	$10.79	$10.60	$9.81
Activity from investment operations:
Net investment loss (1)	(0.09)	(0.08)	(0.04)	(0.09)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.36	0.18	(0.42)	0.56	0.87
Total from investment operations	1.27	0.10	(0.46)	0.47	0.85
Less distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gains	—	—	(0.64)	(0.28)	(0.05)
Total distributions	—	—	(0.64)	(0.28)	(0.06)
Net Asset Value, End of Year	$11.06	$9.79	$9.69	$10.79	$10.60
Total Return (2)	12.97%	1.03%	(4.01)%	4.51%	8.78%
Net Assets, At End of Year (000s)	$9,751	$8,415	$7,483	$7,744	$6,711
Ratio of gross expenses to average net assets (3,4)	2.95%	3.05%	3.17%	3.28%	3.74%
Ratio of net expenses to average net assets (4)	2.70%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment loss to average net assets (4,5)	(0.83)%	(0.86)%	(0.41)%	(0.83)%	(0.24)%
Portfolio Turnover Rate	183%	180%	179%	249%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of each of the Funds is long-term capital appreciation. The Funds commenced operations on December 18, 2015.

Each Fund offers Class A, Institutional Class, and Investor Class shares. Institutional Class shares are not currently available for sale. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investor class shares are offered at net asset value. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021

closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2021 for each Fund’s investments measured at fair value:

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$2,843,651	$—	$—	$2,843,651
Exchange-Traded Funds	23,821,978	—	—	23,821,978
Short-Term Investment	4,635,717	—	—	4,635,717
Total Investments	$31,301,346	$—	$—	$31,301,346

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$1,919,380	$—	$—	$1,919,380
Exchange-Traded Funds	16,001,656	—	—	16,001,656
Short-Term Investment	3,816,696	—	—	3,816,696
Total Investments	$21,737,732	$—	$—	$21,737,732

*	Refer to the Portfolios of Investments for classification.

The Funds did not hold any Level 2 or 3 securities during the year ended September 30, 2021.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – Each Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2018-September 30, 2020, or expected to be taken in each Fund’s September 30, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2021, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Allocator Fund	Defender Fund
Purchases	$58,369,231	$36,599,304
Sales	$56,091,909	$39,536,328

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: The Underlying Funds in which the Funds invest may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of each Fund changes daily based on the performance of the securities and derivatives in which they invest. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increase the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. The occurrence

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021

of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $270,580 and $212,877, respectively, in advisory fees for the year ended September 30, 2021.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive and/or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of borrowing costs such as interest and dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, acquired fund fees and expenses, taxes, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through January 31, 2022. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2021, the Advisor waived fees and/or reimbursed expenses in the amount of $20,566 and $53,476 for the Allocator Fund and Defender Fund, respectively, pursuant to the Waiver Agreement. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

	Allocator Fund	Defender Fund
2022	$76,779	$74,016
2023	$63,113	$64,036
2024	$20,566	$53,476

As of September 30, 2021, $81,211 and $87,290 of previously waived fees expired unrecouped for the Allocator Fund and the Defender Fund, respectively.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021

Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended September 30, 2021, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $24,605 and $172,161, respectively. Defender Fund Class A and Investor Class paid $30,135 and $92,338, respectively.

The Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s Class A, Institutional Class, and Investor Class shares. During the year ended September 30, 2021, the Distributor received $11,899 and $592 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $1,313 and $81 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Allocator Fund	$30,215,884	$1,365,887	$(280,425)	$1,085,462
Defender Fund	20,998,661	937,567	(198,496)	739,071

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2021 and September 30, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
September 30, 2021	Income	Capital Gains	Capital	Total
Allocator Fund	$3,701	$—	$—	$3,701
Defender Fund	2,801	—	—	2,801

For fiscal year ended	Ordinary	Long-Term	Return of
September 30, 2020	Income	Capital Gains	Capital	Total
Allocator Fund	$7,852	$—	$24,072	$31,924
Defender Fund	23,542	—	12,810	36,352

Absolute Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $40,006 and $30,048 for fiscal year ended September 30, 2021 for the Allocator Fund and Defender Fund, respectively, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Allocator Fund	$1,247,182	$1,501,302	$—	$—	$—	$1,085,462	$3,833,946
Defender Fund	610,612	1,389,462	—	—	—	739,071	2,739,145

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Allocator Fund	$—	$—	$—	$593,369
Defender Fund	—	—	—	866.482

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2021, beneficial ownership in excess of 25% was as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	51%
Defender Fund	National Financial Services LLC	46%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2021

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2021

As a shareholder of a Fund you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Allocator Fund or Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)

	Fund’s	Beginning	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	4/1/2021	9/30/2021	4/1/21-9/30/21	9/30/2021	4/1/21-9/30/21
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$1,045.50	$10.00	$1,015.29	$9.85
Absolute Capital Defender Fund	1.95%	$1,000.00	$1,044.60	$9.99	$1,015.29	$9.85
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$1,045.50	$8.72	$1,016.55	$8.59
Absolute Capital Defender Fund	1.70%	$1,000.00	$1,044.60	$8.71	$1,016.55	$8.59
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$1,041.60	$13.82	$1,011.53	$13.62
Absolute Capital Defender Fund	2.70%	$1,000.00	$1,040.50	$13.81	$1,011.53	$13.62

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

Renewal of Advisory Agreement – Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund*

In connection with a meeting held on August 24-25, 2021, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to Absolute Capital Asset Allocator Fund (“Asset Allocator”) and Absolute Capital Defender Fund (“Capital Defender” and collectively, the “Absolute Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Absolute Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that the Adviser provided turn-key money management programs to its clients and managed approximately $255 million in assets. The Board noted that the Adviser’s key investment personnel had many years of experience in the financial industry whose research included analysis of equity and fixed income securities, market trends and overall price movement of various market segment indices. The Board commented that the Adviser’s active management of the Absolute Funds determined each Absolute Fund’s asset allocations and reallocations in response to changing market conditions. The Board remarked that the Absolute Funds invested in other mutual funds and exchange-traded funds to reduce individual security risk and add diversification while monitoring concentration levels and liquidity. The Board observed that the Adviser reviewed the Absolute Funds’ transactions pre- and post-trade for compliance with investment limitations. The Board remarked that the Adviser selected broker-dealers based on its review of their pricing, timeliness and quality of execution. The Board noted that the Adviser reported no material compliance issues since the most recent renewal of the Advisory Agreement. The Board concluded that the Adviser continued to provide consistent risk management and compliance services through various market environments and allocated more than sufficient resources to support the Absolute Funds. The Board determined that it could expect the Adviser to continue providing quality services to the Absolute Funds and their shareholders.

Performance.

Asset Allocator—The Board recognized that Asset Allocator was a 3-star Morningstar rated fund that had underperformed its peer group and Morningstar category across all periods, but outperformed Bloomberg Barclays U.S. Aggregate Bond Index across all periods and outperformed the Morningstar Moderately Conservative Target Risk Total Return Index over the 1-year period. The Board acknowledged that, over the past year, Asset Allocator was in the third quartile for net returns among its peer group and Morningstar category, the second quartile for standard deviation among its peer group and the third quartile for standard deviation among its Morningstar category. The Board discussed that Asset Allocator’s more conservative posture during periods of market volatility helped it avoid large drawdowns. The Board noted that Asset Allocator had delivered positive returns since inception and although the Adviser’s active management style sometimes resulted in a moderate underperformance relative to its peers during bullish markets, Asset Allocator’s strategy was poised to quickly react during a market downturn. The Board concluded that the Adviser had provided reasonable returns for Asset Allocator’s shareholders.

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

Capital Defender—The Board observed that Capital Defender had earned a 2-star Morningstar rating. The Board discussed that although Capital Defender underperformed its Morningstar category and peer group over the 1-year period, it had significantly outperformed the Morningstar Moderately Conservative Target Risk Total Return Index and Bloomberg Barclays U.S. Aggregate Bond Total Return Index over the same period. The Board remarked that Capital Defender outperformed the Bloomberg Barclays U.S. Aggregate Bond Total Return Index across all other periods as well and outperformed the Morningstar Moderately Conservative Target Risk Total Return Index over the 5-year period. The Board acknowledged that, for the past year, Capital Defender was in the fourth quartile for net returns and Sharpe ratio among its peer group and Morningstar category, the third quartile for standard deviation among its peer group, and the second quartile for standard deviation among its Morningstar category. The Board commented that the Adviser had actively managed Capital Defender to mitigate risk during periods of market volatility. The Board concluded that the Adviser had provided reasonable results for Capital Defender’s shareholders.

Fees and Expenses.

Asset Allocator—The Board noted that there were 14 funds in Asset Allocator’s peer group. The Board commented that the Adviser’s 1.00% advisory fee for Asset Allocator was equal to the peer group median and, although higher than its Morningstar category’s median and average, was lower than the high of the Morningstar category. The Board discussed that the 1.70% net expense ratio for Asset Allocator was higher than its peer group and Morningstar category averages and medians, but below the highs of each. The Board discussed Asset Allocator’s representation that it was three-times smaller than the funds in its peer group which accounted for its higher than average expense ratio. Given these considerations, the Board concluded that the Adviser’s advisory fee for Asset Allocator was not unreasonable.

Capital Defender—The Board noted that Capital Defender was in a peer group of 12 funds. The Board commented that the Adviser’s 1.00% advisory fee for Capital Defender was equal to its peer group’s median and average and, although higher than its Morningstar category’s median and average, was lower than the high of the Morningstar category. The Board discussed that Capital Defender’s 1.70% net expense ratio was higher than the peer group and Morningstar category averages and medians, but below the highs of each. The Board discussed that Capital Defender’s representation that it was five-times smaller than the funds in its peer group which accounted for its higher than average expense ratio. Given these considerations, the Board concluded that the Adviser’s advisory fee for Capital Defender was not unreasonable.

Economies of Scale. The Board discussed the size of each Absolute Fund and its prospects for growth, concluding the Adviser had not achieved meaningful economies necessitating the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each Absolute Fund grew and the Adviser achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services provided to each Absolute Fund and noted that the ADviser was managing each Absolute Fund at a reasonable profit. The Board considered the Adviser’s position that its profits before marketing expenses were reasonable given the business, operational and reputational risks it had assumed in connection with the management of each Absolute Fund. The Board concluded that the Adviser’s profits from each Absolute Fund were not excessive.

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2021

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that the Adviser’s advisory fee charged to each Absolute Fund was not unreasonable and that renewal of the Advisory Agreement was in the best interests of each Absolute Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Absolute Funds.

Absolute Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
September 30, 2021

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, NE 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President -Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2021, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/21-NLFT III-v3

Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2021

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-594-1249.

9/30/21-NLFT III-v3

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■         open an account or give us contact information

■         provide account information or give us your income information

■         make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■         sharing for affiliates’ everyday business purposes—information about your creditworthiness

■         affiliates from using your information to market to you

■         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR

Absolute Capital Management, LLC

101 Pennsylvania Blvd.

Pittsburgh, PA 15228

ADMINISTRATOR

Ultimus Fund Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Absolute Capital-AR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 – $28,000

2020 – $27,000

2019 – $27,000

(b)	Audit-Related Fees

2021 – None

2020 – None

2019 – None

(c)	Tax Fees

2021 – $6,000

2020 – $6,000

2019 – $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 – None

2020 – None

2019 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2019	2020	2021
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 – $6,000

2020 – $6,000

2019 – $6,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, President/Principal Executive Officer

Date 12/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, President/Principal Executive Officer

Date 12/7/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 12/7/21